Consolidated statements of comprehensive income (Parenthetical) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Income tax relating to publicly-traded and privately-held investments	$ 0	$ 0	$ 0	$ 0
Income tax relating to cash flow hedges	(15,000,000)	40,000,000	(39,000,000)	(76,000,000)
Income tax relating to actuarial gains (losses) of defined benefit plans	(154,000,000)	594,000,000	(574,000,000)	(40,000,000)
Income tax relating to changes in fair value of financial liability attributable to change in credit risk of liability included in other comprehensive income	$ 3,000,000	$ 9,000,000	$ 5,000,000	$ (12,000,000)